Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Oct. 22, 2014
Document Effective Date	Oct. 28, 2014
Prospectus Date	Oct. 28, 2014
LK Balanced Fund | Institutional Class
Risk/Return:
Trading Symbol	LKBLX